VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

	At December 31,	At December 31,
	2017	2018
	$	$
Cash and cash equivalents	33,993	13,063
Accounts receivable trade, net of allowance	2,787	446
Value added tax recoverable	4,772	9
Advances to suppliers—current, net of allowance	16	5
Project assets—current	171,898	—
Prepaid expenses and other current assets	12,605	23
Total current assets	226,071	13,546
Prepaid land use rights	22,927	3,906
Project assets—non-current	—	185,448
Other non-current assets	2,708	4,384
Total assets	251,706	207,284
Current liabilities:
Short-term borrowings	214,128	9,160
Accounts payable	—	20,333
Amounts due to related parties	272	39,072
Other payables	—	41
Other current liabilities	7,863	30
Total current liabilities	222,263	68,636
Long-term borrowings	—	113,973
Other non-current liabilities	6,777	—
Total liabilities	229,040	182,609